Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended		60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025 [9]	Sep. 30, 2025 [10]	Sep. 30, 2025	Sep. 30, 2025
C000221929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[1]	33.84%			7.35%	14.26%
C000221930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[2]	33.72%			7.29%	14.23%
C000016014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		33.17%			6.90%	14.01%
C000016013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		33.60%			7.20%	14.31%
C000093499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		31.38%			6.22%	13.36%
C000093498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		26.52%			5.83%	13.34%
C000048891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(5.32%)			7.95%	10.21%
C000048892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		(2.06%)			8.27%	10.22%
C000016016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		(0.09%)			9.36%	11.16%
C000039629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		(0.40%)			9.04%	10.86%
C000112484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(0.04%)			9.43%	11.23%
C000226003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[3]	0.01%			9.49%	11.22%
C000099304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.82%			15.06%	9.11%
C000099303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		5.65%			14.88%	8.93%
C000051267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		3.68%			13.77%	8.02%
C000051266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		0.12%			13.43%	8.02%
C000109425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		2.76%			2.81%	2.24%
C000109426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		3.36%			2.71%	2.05%
C000193832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[4]	4.73%			2.99%	2.21%
C000109427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		5.13%			3.51%	2.72%
C000017655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		4.99%			3.25%	2.46%
C000109428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.18%			3.56%	2.76%
C000244703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[5]	10.45%			9.36%	8.79%
C000214318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[6]	10.43%			9.36%	8.79%
C000067757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		10.34%			9.32%	8.77%
C000055087 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		8.23%			8.18%	7.84%
C000055086 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		4.60%			7.91%	7.84%
C000079898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(0.61%)			10.44%	8.02%
C000079895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		2.91%			10.76%	8.03%
C000079896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		4.87%			11.85%	8.93%
C000079897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		4.97%			12.00%	9.08%
C000079910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(1.15%)			12.19%	7.69%
C000079909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		(1.29%)			12.11%	7.59%
C000079908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		(3.17%)			11.01%	6.69%
C000079907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(6.42%)			10.69%	6.69%
C000079919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(0.92%)			(1.27%)	1.01%
C000079920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		0.69%			(1.35%)	0.90%
C000079921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		2.65%			(0.37%)	1.76%
C000079922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		2.76%			(0.27%)	1.87%
C000232512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[7]	2.79%			(0.28%)	1.81%
C000261019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[8]	6.77%			6.77%	5.95%
C000131059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		6.98%			7.07%	6.27%
C000131058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		6.93%			6.97%	6.18%
C000131057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		5.03%			6.21%	5.42%
C000131056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		3.12%			6.03%	5.30%
C000176882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(0.02%)			(0.58%)	1.86%
C000176883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		1.63%			(0.63%)	1.75%
C000176884 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		3.56%			0.33%	2.61%
C000176885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		3.66%			0.42%	2.70%
C000176889 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		6.34%			4.98%	5.08%
C000176888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		6.25%			4.89%	4.99%
C000176887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		4.08%			3.82%	4.10%
C000176886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		2.54%			3.95%	4.21%
C000226969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		5.22%			10.42%	7.93%
C000226968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		9.05%			10.97%	7.85%
C000226970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		11.06%			11.98%	8.81%
C000226971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		11.18%	9.64%
C000229316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		11.18%		9.29%
Without Sales Load [Member] | C000093499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		32.38%			6.22%	13.36%
Without Sales Load [Member] | C000093498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		33.22%			6.92%	14.02%
Without Sales Load [Member] | C000048891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		(0.34%)			9.06%	10.87%
Without Sales Load [Member] | C000048892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		(1.10%)			8.27%	10.22%
Without Sales Load [Member] | C000051267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		4.68%			13.77%	8.02%
Without Sales Load [Member] | C000051266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		5.38%			14.60%	8.66%
Without Sales Load [Member] | C000109425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		4.87%			3.23%	2.45%
Without Sales Load [Member] | C000109426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		4.36%			2.71%	2.05%
Without Sales Load [Member] | C000055087 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		9.23%			8.18%	7.84%
Without Sales Load [Member] | C000055086 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		10.13%			9.02%	8.48%
Without Sales Load [Member] | C000079898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		4.63%			11.58%	8.67%
Without Sales Load [Member] | C000079895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		3.90%			10.76%	8.03%
Without Sales Load [Member] | C000079908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		(2.20%)			11.01%	6.69%
Without Sales Load [Member] | C000079907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		(1.51%)			11.83%	7.32%
Without Sales Load [Member] | C000079919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		2.40%			(0.62%)	1.50%
Without Sales Load [Member] | C000079920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		1.68%			(1.35%)	0.90%
Without Sales Load [Member] | C000131057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		6.02%			6.21%	5.42%
Without Sales Load [Member] | C000131056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		6.60%			6.74%	5.93%
Without Sales Load [Member] | C000176882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		3.30%			0.08%	2.36%
Without Sales Load [Member] | C000176883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		2.62%			(0.63%)	1.75%
Without Sales Load [Member] | C000176887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		5.07%			3.82%	4.10%
Without Sales Load [Member] | C000176886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		5.94%			4.63%	4.73%
Without Sales Load [Member] | C000226969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		10.78%			11.73%	8.57%
Without Sales Load [Member] | C000226968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		10.05%			10.97%	7.85%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		17.41%	11.84%	11.10%	15.74%	14.71%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)	1.84%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.38%			2.98%	2.08%
ICE BofA 1 Year U S Treasury Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Note Index
Average Annual Return, Percent		3.85%			2.28%	1.91%
MSCI All Country World Ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Average Annual Return, Percent		16.45%			10.26%	8.23%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		10.76%			11.56%	9.77%
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent		7.23%			5.53%	6.06%
ICE BofA High Yield Cash Pay Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA High Yield Cash Pay Index
Average Annual Return, Percent		7.23%			5.50%	6.06%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		25.53%			17.58%	18.83%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		11.11%			12.66%	11.39%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		7.88%			14.59%	9.23%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		7.58%			13.66%	9.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		9.44%	9.17%	8.40%	13.88%	10.72%

[1]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
[2]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
[3]	The inception date was February 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to February 22, 2021.
[4]	The inception date was October 27, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 27, 2017.
[5]	The inception date was August 31, 2023. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023.
[6]	The inception date was August 23, 2019. Performance information was calculated using the historical performance of Class Y shares for the periods prior to August 23, 2019.
[7]	The inception date was November 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021.
[8]	The inception date was May 19, 2025. Performance information was calculated using the historical performance of Class A shares for the periods prior to May 19, 2025.
[9]	The inception date was July 19, 2021. The returns of the indexes listed above are based on the inception date of the Class.
[10]	The inception date was August 2, 2021. The returns of the indexes listed above are based on the inception date of the Class.